Net Assets Held for Sale	12 Months Ended
Dec. 31, 2014
Assets Of Disposal Group Including Discontinued Operation [Abstract]
Disposal Groups Including Discontinued Operations Disclosure [Text Block]

8. Net Assets Held for Sale

In September 2014, the Company undertook an evaluation of its strategic options for its Long Island, New York operations included in its U.S. northeast segment. As a result of the evaluation, the Company issued a confidential information memorandum (“CIM”) to a targeted audience of prospective buyers for its commercial, industrial and residential collection business and its transfer station and material recovery facilities that operate in this area. In reaching this decision, the Company concluded that it could generate a higher return from monetizing the net assets of this operation versus continuing to operate them. The Company accepted an offer and completed the sale of assets on February 28, 2015 (Note 38).

Net assets held for sale are recorded at their carrying amounts as follows:

December 31, 2014

Accounts receivable	$7,287
Prepaid expenses	1,425
Intangibles	10,263
Goodwill	15,949
Capital assets	33,797
Accounts payable	(4,114)
Accrued charges	(2,373)
Deferred income taxes	(1,218)
Total net assets held for sale	$61,016